Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Fair Value Measurements and Disclosure

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2024, in valuing the Funds’ assets carried at fair value:

Aristotle Core Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$429,171,953	$–	$–	$429,171,953
Real Estate Investment Trusts	5,339,903	–	–	5,339,903
Total Investments	$434,511,856	$–	$–	$434,511,856

Aristotle Core Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$1,238,054,407	$–	$1,238,054,407
U.S. Treasury Securities	–	673,287,201	–	673,287,201
Bank Loans	–	438,005,169	–	438,005,169
Mortgage-Backed Securities	–	290,571,663	–	290,571,663
Asset-Backed Securities	–	233,699,031	–	233,699,031
Collateralized Loan Obligations	–	149,648,292	–	149,648,292
Collateralized Mortgage Obligations	–	13,518,929	–	13,518,929
U.S. Government Agency Issues	–	9,118,593	–	9,118,593
Total Investments	$–	$3,045,903,285	$–	$3,045,903,285

Aristotle ESG Core Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$14,718,023	$–	$14,718,023
U.S. Treasury Securities	–	6,098,462	–	6,098,462
Asset-Backed Securities	–	2,876,768	–	2,876,768
Collateralized Loan Obligations	–	995,028	–	995,028
Mortgage-Backed Securities	–	784,106	–	784,106
Total Investments	$–	$25,472,387	$–	$25,472,387

Aristotle Floating Rate Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$3,693,491,161	$–	$3,693,491,161
Exchange Traded Funds	246,222,140	–	–	246,222,140
Corporate Bonds	–	224,980,649	–	224,980,649
Total Investments	$246,222,140	$3,918,471,810	$–	$4,164,693,950

Aristotle Growth Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$297,390,372	$–	$–	$297,390,372
Real Estate Investment Trusts	2,131,202	–	–	2,131,202
Total Investments	$299,521,574	$–	$–	$299,521,574

Aristotle High Yield Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$84,477,589	$–	$84,477,589
Bank Loans	–	7,325,225	–	7,325,225
Collateralized Loan Obligations	–	5,620,974	–	5,620,974
Common Stocks	206,680	–	–	206,680
Total Investments	$206,680	$97,423,788	$–	$97,630,468

Aristotle International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$557,006,709	$–	$–	$557,006,709
Total Investments	$557,006,709	$–	$–	$557,006,709

Aristotle Portfolio Optimization Aggressive Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$147,087,491	$–	$–	$147,087,491
Exchange Traded Funds	122,320,928	–	–	122,320,928
Total Investments	$269,408,419	$–	$–	$269,408,419

Aristotle Portfolio Optimization Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$93,958,199	$–	$–	$93,958,199
Exchange Traded Funds	37,206,517	–	–	37,206,517
Total Investments	$131,164,716	$–	$–	$131,164,716

Aristotle Portfolio Optimization Growth Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$386,442,625	$–	$–	$386,442,625
Exchange Traded Funds	252,492,287	–	–	252,492,287
Total Investments	$638,934,912	$–	$–	$638,934,912

Aristotle Portfolio Optimization Moderate Conservative Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$133,933,326	$–	$–	$133,933,326
Exchange Traded Funds	62,126,483	–	–	62,126,483
Total Investments	$196,059,809	$–	$–	$196,059,809

Aristotle Portfolio Optimization Moderate Fund

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Open-End Funds	$480,046,989	$–	$–	$480,046,989
Exchange Traded Funds	220,813,714	–	–	220,813,714
Total Investments	$700,860,703	$–	$–	$700,860,703

Aristotle Short Duration Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$431,310,029	$–	$431,310,029
Asset-Backed Securities	–	143,195,130	–	143,195,130
Bank Loans	–	129,429,276	–	129,429,276
U.S. Treasury Securities	–	109,442,905	–	109,442,905
Collateralized Loan Obligations	–	65,925,910	–	65,925,910
Total Investments	$–	$879,303,250	$–	$879,303,250
Aristotle Small Cap Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$164,605,850	$–	$–	$164,605,850
Real Estate Investment Trusts	8,981,488	–	–	8,981,488
Exchange Traded Funds	1,469,637	–	–	1,469,637
Total Investments	$175,056,975	$–	$–	$175,056,975

Aristotle Small/Mid Cap Equity fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$37,927,105	$–	$–	$37,927,105
Real Estate Investment Trusts	1,692,617	–	–	1,692,617
Closed-End Funds	347,957	–	–	347,957
Total Investments	$39,967,679	$–	$–	$39,967,679

Aristotle Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$2,295,141,207	$–	$2,295,141,207
Bank Loans	–	952,769,173	–	952,769,173
Collateralized Loan Obligations	–	148,019,598	–	148,019,598
U.S. Treasury Securities	–	49,383,888	–	49,383,888
Total Investments	$–	$3,445,313,866	$–	$3,445,313,866

Aristotle Ultra Short Income Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$21,314,161	$–	$21,314,161
Collateralized Loan Obligations	–	6,921,844	–	6,921,844
Asset-Backed Securities	–	3,451,136	–	3,451,136
Bank Loans	–	2,967,372	–	2,967,372
Total Investments	$–	$34,654,514	$–	$34,654,514

Aristotle/Saul Global Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$32,598,695	$–	$–	$32,598,695
Preferred Stocks	546,439	–	–	546,439
Total Investments	$33,145,134	$–	$–	$33,145,134

Aristotle Value Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$611,750,416	$–	$–	$611,750,416
Real Estate Investment Trusts	10,003,320	–	–	10,003,320
Total Investments	$621,753,736	$–	$–	$621,753,736

Refer to the Schedule of Investments for further disaggregation of investment categories.